Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted	$ 0.16	$ 0.24
Unrecognized compensation costs related to non-vested stock-based compensation	$ 427
Costs expected to be recognized over weighted-average period	2 years 3 months 15 days
Shares reserved for exercises	14,242,395
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for exercises	9,035,016
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for exercises	5,207,379
The 2014 Stock Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under plan	9,035,016
Shares exercisable period	P10Y